RELATED PARTY TRANSACTION - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	May 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Deconsolidation related party description	The transaction was accounted as a deconsolidation of the subsidiary under common control. In connection with such deconsolidation, the Company obtained a call option to purchase the 60% equity interest held by Mr. Larry Xiangdong Chen, or to designate any third parties to repurchase the 60% equity interest held by Mr. Larry Xiangdong Chen within seven months after the deconsolidation date.	The transaction was accounted as a deconsolidation of the subsidiary under common control. In connection with such deconsolidation, the Company obtained a call option to purchase the 60% equity interest held by Mr. Larry Xiangdong Chen, or to designate any third parties to repurchase the 60% equity interest held by Mr. Larry Xiangdong Chen within seven months after the deconsolidation date.
Share of results of equity investees	¥ 9,165	$ 1,291	¥ 0	¥ 302
Deconsolidation of a subsidiary	19,009
Beijing GaoTuJiaPin Technology Co., Ltd ("GaoTuJiaPin")
Related Party Transaction [Line Items]
Share of results of equity investees	9,165
Mr. Larry Xiangdong Chen | Beijing GaoTuJiaPin Technology Co., Ltd ("GaoTuJiaPin")
Related Party Transaction [Line Items]
Equity method investments					¥ 15,000
Percentage of equity interest					60.00%
Mr. Larry Xiangdong Chen | Call Option | Beijing GaoTuJiaPin Technology Co., Ltd ("GaoTuJiaPin")
Related Party Transaction [Line Items]
Percentage of equity interest					60.00%
Additional paid-in capital [Member]
Related Party Transaction [Line Items]
Deconsolidation of a subsidiary	¥ 19,009